Summary of significant accounting policies - Restatements of equity (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Total equity		$ 963,724	$ 1,028,883	[1]	$ 1,108,145	[2]	$ 891,197
Total equity		963,724	1,028,883	[1]	1,108,145	[2]	891,197
(Previously stated)
Total equity							891,197
Total equity							891,197
Increase / (Decrease)
Total equity	[3]						0
Total equity	[3]						0
Retained earnings
Total equity		8,671	18,728		49,247	[2]	106,209
Total equity		8,671	18,728		49,247	[2]	106,209
Retained earnings | (Previously stated)
Total equity			206,669		237,188		294,150
Total equity			206,669		237,188		294,150
Retained earnings | Increase / (Decrease)
Total equity			(187,941)		(187,941)		(187,941)	[3]
Total equity			(187,941)		(187,941)		(187,941)	[3]
Cumulative translation adjustment
Total equity		(555,044)	(492,374)		(478,096)	[2]	(364,663)
Total equity		(555,044)	(492,374)		(478,096)	[2]	(364,663)
Cumulative translation adjustment | (Previously stated)
Total equity			(680,315)		(666,037)		(552,604)
Total equity			(680,315)		(666,037)		(552,604)
Cumulative translation adjustment | Increase / (Decrease)
Total equity			187,941		187,941		187,941	[3]
Total equity			187,941		187,941		187,941	[3]
Subtotal
Total equity		925,041	988,269		1,063,636	[2]	861,821
Total equity		$ 925,041	988,269		1,063,636	[2]	861,821
Subtotal | (Previously stated)
Total equity			988,269		1,063,636		861,821
Total equity			988,269		1,063,636		861,821
Subtotal | Increase / (Decrease)
Total equity			0		0		0	[3]
Total equity			$ 0		$ 0		$ 0	[3]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the classification of the adjustment of opening balance for the application of IAS 29 as explained in Note 34.
[3]	Prior periods have been recast to reflect the Company's change in accounting policy for the classification of the adjustment of opening balance for the application of IAS 29 as explained in Note 34.